Filed with the Securities and Exchange Commission on February 14, 2014

Securities Act of 1933 File No. 033-70958

Investment Company Act of 1940 File No. 811-08104

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 73

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 75

(Check appropriate box or boxes.)

TOUCHSTONE FUNDS GROUP TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

Deborah B. Eades, Esq.

Vedder Price P.C.,

222 North LaSalle Street,

Chicago, IL 60601

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 14th day of February 2014.

TOUCHSTONE FUNDS GROUP TRUST

By: _ /s/ Jill T. McGruder_________________________

      Jill T. McGruder

      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	February 14, 2014

Phillip R. Cox

*	Trustee	February 14, 2014

William C. Gale

*	Trustee	February 14, 2014

Susan J. Hickenlooper

*	Trustee	February 14, 2014

Kevin A. Robie

*	Trustee	February 14, 2014

Edward J. VonderBrink

*/s/ Jill T. McGruder	Trustee and President	February 14, 2014

Jill T. McGruder

* /s/ Terri A. Wiedenheft	Controller, Treasurer	February 14, 2014
and Principal Financial
Terrie A. Wiedenheft	Officer

*By: _/s/ Terrie A. Wiedenheft_______________

          Terrie A. Wiedenheft

          (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase